CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments		January 31, 2024 (unaudited)
99.79%	COMMON STOCK	Shares	Value

4.53%	CONSUMER DISCRETIONARY
	Genuine Parts Co. . . . . . . . . . . .	6,918	$ 970,111
	Lowe’s Cos., Inc. . . . . . . . . . . . .	4,787	1,018,865
	McDonald’s Corp. . . . . . . . . . . .	3,465	1,014,275
			3,003,251
24.55%	CONSUMER STAPLES
	Archer-Daniels-Midland Co. . . . . . . .	12,827	712,925
	Brown-Forman Corp. Class B . . . . . .	15,809	867,914
	Church & Dwight Co. . . . . . . . . . .	9,766	975,135
	The Clorox Co . . . . . . . . . . . . .	7,354	1,068,168
	The Coca-Cola Co . . . . . . . . . . .	16,074	956,242
	Colgate-Palmolive Co. . . . . . . . . .	12,279	1,033,892
	Hormel Foods Corp. . . . . . . . . . .	28,886	877,268
	The JM Smucker Co . . . . . . . . . .	7,921	1,042,008
	Kenvue, Inc. . . . . . . . . . . . . . .	44,593	925,751
	Kimberly-Clark Corp. . . . . . . . . . .	7,423	897,960
	McCormick & Co., Inc. . . . . . . . . .	14,303	974,892
	PepsiCo, Inc. . . . . . . . . . . . . .	5,495	926,072
	The Procter & Gamble Co . . . . . . . .	5,967	937,654
	Sysco Corp. . . . . . . . . . . . . . .	13,692	1,108,094
	Target Corp. . . . . . . . . . . . . . .	8,204	1,141,012
	Walgreens Boots Alliance, Inc. . . . . . .	41,700	941,169
	Walmart, Inc. . . . . . . . . . . . . . .	5,457	901,769
			16,287,925
2.54%	ENERGY
	Chevron Corp. . . . . . . . . . . . . .	5,685	838,140
	Exxon Mobil Corp. . . . . . . . . . . .	8,217	844,790
			1,682,930
10.86%	FINANCIALS
	Aflac, Inc. . . . . . . . . . . . . . . .	11,501	969,994
	Brown & Brown, Inc. . . . . . . . . . .	12,831	995,172
	Chubb Ltd. . . . . . . . . . . . . . .	4,231	1,036,595
	Cincinnati Financial Corp. . . . . . . . .	8,960	992,768

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2024 (unaudited)
	Franklin Resources, Inc. . . . . . . . . .	Shares	Value
		39,507	$ 1,052,071
	S&P Global, Inc. . . . . . . . . . . . .	2,563	1,149,121
	T Rowe Price Group, Inc. . . . . . . . .	9,324	1,011,188
			7,206,909
10.33%	HEALTH CARE
	Abbott Laboratories . . . . . . . . . .	9,401	1,063,723
	AbbVie, Inc. . . . . . . . . . . . . . .	6,091	1,001,360
	Becton Dickinson & Co. . . . . . . . . .	3,436	820,551
	Cardinal Health, Inc. . . . . . . . . . .	9,573	1,045,276
	Johnson & Johnson . . . . . . . . . .	5,914	939,735
	Medtronic plc . . . . . . . . . . . . .	12,384	1,084,095
	West Pharmaceutical Services, Inc. . . . .	2,410	899,002
			6,853,742
23.00%	INDUSTRIALS
	3M Co. . . . . . . . . . . . . . . . .	9,891	933,216
	A O Smith Corp. . . . . . . . . . . . .	13,420	1,041,526
	Automatic Data Processing, Inc. . . . . .	3,706	910,861
	Caterpillar, Inc. . . . . . . . . . . . . .	3,570	1,072,107
	CH Robinson Worldwide, Inc. . . . . . .	10,679	897,997
	Cintas Corp. . . . . . . . . . . . . . .	1,763	1,065,857
	Dover Corp. . . . . . . . . . . . . . .	6,760	1,012,513
	Emerson Electric Co. . . . . . . . . . .	9,818	900,605
	Expeditors International of Washington, Inc. .	7,944	1,003,566
	General Dynamics Corp. . . . . . . . .	3,839	1,017,297
	Grainger WW, Inc. . . . . . . . . . . .	1,300	1,164,332
	Illinois Tool Works, Inc. . . . . . . . . .	3,996	1,042,556
	Nordson Corp. . . . . . . . . . . . . .	4,169	1,049,421
	Pentair plc . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,988	1,096,672
	Stanley Black & Decker, Inc. . . . . . . .	11,232	1,047,946
			15,256,472
3.30%	INFORMATION TECHNOLOGY
	International Business Machines Corp. . .	6,492	1,192,321
	Roper Technologies, Inc. . . . . . . . .	1,854	995,598
			2,187,919

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2024 (unaudited)
11.95%	MATERIALS	Shares	Value

	Air Products and Chemicals, Inc. . . . . .	3,215	$822,108
	Albemarle Corp. . . . . . . . . . . . .	6,399	734,221
	Amcor plc . . . . . . . . . . . . . . .	103,625	977,184
	Ecolab, Inc. . . . . . . . . . . . . . .	5,563	1,102,698
	Linde plc . . . . . . . . . . . . . . .	2,428	982,927
	Nucor Corp. . . . . . . . . . . . . . .	6,056	1,132,048
	PPG Industries, Inc. . . . . . . . . . . .	7,257	1,023,527
	The Sherwin-Williams Co . . . . . . . .	3,795	1,155,122
			7,929,835
4.49%	REAL ESTATE
	Essex Property Trust, Inc. . . . . . . . .	4,151	968,304
	Federal Realty Investment Trust . . . . .	10,171	1,034,696
	Realty Income Corp. . . . . . . . . . .	17,968	977,280
			2,980,280
4.24%	UTILITIES
	Atmos Energy Corp. . . . . . . . . . .	8,230	937,726
	Consolidated Edison, Inc. . . . . . . . .	10,167	924,180
	NextEra Energy, Inc. . . . . . . . . . .	16,167	947,871
			2,809,777
99.79%	TOTAL COMMON STOCK . . . . . . . . . . . . . . .		66,199,040
0.00%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 5.190%(B) . . . . . .		—
99.79%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		66,199,040
0.21%	Assets net of liabilities . . . . . . . . . . . . . . . . .		138,277
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$66,337,317

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2024

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued				January 31, 2024 (unaudited)
		Number
		of	Notional	Exercise	Expiration
(0.20%)	Description	Contracts	Amount	Price	Date	Value
	OPTIONS WRITTEN
(0.20%)	CALL
	CALL 3M Co. . . .	(27)	(254,745)	96	02/02/2024 $	(486)
	CALL Abbott Labs .	(23)	(260,245)	112	02/02/2024	(3,312)
	CALL Abbvie, Inc. .	(16)	(263,040)	165	02/02/2024	(3,872)
	CALL Aflac, Inc. . .	(31)	(261,454)	85	02/02/2024	(2,635)
	CALL
	Albemarle Corp.	(22)	(252,428)	120	02/02/2024	(990)
	CALL Archer-
	Daniels-
	Midland Co. . .	(50)	(277,900)	52	02/02/2024	(21,350)
	CALL
	Automatic Data
	Processing, Inc. .	(11)	(270,358)	235	02/02/2024	(12,320)
	CALL
	Cardinal Health .	(25)	(272,975)	106	02/02/2024	(10,750)
	CALL Caterpillar,
	Inc. . . . . . .	(9)	(270,279)	300	02/02/2024	(2,808)
	CALL Chevron
	Corp. . . . . .	(18)	(265,374)	149	02/02/2024	(1,908)
	CALL The
	Clorox Co. . . .	(18)	(261,450)	145	02/02/2024	(7,380)
	CALL The
	Coca-Cola Co. .	(44)	(261,756)	59	02/02/2024	(2,772)
	CALL Emerson
	Electric Co. . .	(28)	(256,844)	95	02/02/2024	(280)
	CALL Exxon
	Mobil Corp. . .	(26)	(267,306)	103	02/02/2024	(3,068)
	CALL General
	Dynamics . . .	(10)	(264,990)	265	02/02/2024	(1,470)
	CALL Hormel
	Foods Corp. . . . .	(85)	(258,145)	31	02/02/2024	(850)
	CALL International
	Business
	Machines Corp. .	(14)	(257,124)	187.5	02/02/2024	(182)
	CALL Johnson &
	Johnson . . . .	(16)	(254,240)	160	02/02/2024	(528)
	CALL Kenvue, Inc. .	(125)	(259,500)	21	02/02/2024	(1,000)
	CALL Kimberly-
	Clark Corp. . . .	(22)	(266,134)	121	02/02/2024	(1,386)
	CALL Linde plc . .	(6)	(242,898)	402.5	02/02/2024	(2,280)
			4

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued			January 31, 2024 (unaudited)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL Lowe’s
Cos., Inc. . . . . . . .	(12)	(255,408)	210	02/02/2024	$ (4,596)
CALL
McDonald’s
Corp. . . . . .	(9)	(263,448)	292.5	02/02/2024	(1,548)
CALL Medtronic plc	(30)	(262,620)	86	02/02/2024	(5,610)
CALL
Nextera Energy .	(45)	(263,835)	58	02/02/2024	(4,455)
CALL Nucor Corp. .	(15)	(280,395)	175	02/02/2024	(18,675)
CALL PepsiCo, Inc.	(16)	(269,648)	167.5	02/02/2024	(2,672)
CALL PPG
Industries, Inc. .	(18)	(253,872)	142	02/02/2024	(1,026)
CALL The Procter &
Gamble Co. . .	(17)	(267,138)	155	02/02/2024	(4,097)
CALL S&P
Global, Inc. . . .	(6)	(269,010)	445	02/02/2024	(3,180)
CALL Target Corp.	(18)	(250,344)	142	02/02/2024	(576)
CALL Walmart, Inc.	(16)	(264,400)	165	02/02/2024	(1,648)
					(129,710)
(0.20%) TOTAL OPTIONS WRITTEN . . . . . . .			. . . .	. . . . . .	(129,710)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level

1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued	January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

		Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
COMMON STOCK . . . . . .	Prices	Inputs	Inputs	Total
	$66,199,040	$—	$—	$66,199,040
MONEY MARKET FUND	$—	$—	$—	$—
TOTAL INVESTMENTS .	$66,199,040	$—	$—	$66,199,040
OPTIONS WRITTEN . .
	$—	$(129,710)	$—	$(129,710)

The cost of investments for Federal income tax purposes has been estimated as of January 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $49,791,330, and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 16,590,192
Gross unrealized depreciation . . . .	(312,192)
Net unrealized appreciation . . . . .	$ 16,278,000

QUARTERLY REPORT